Other Information	12 Months Ended
Dec. 31, 2013
Text Block [Abstract]
Other Information

NOTE 20 — OTHER INFORMATION

Cash payments

Cash payments for interest and income taxes (net of refunds) were as follows (in millions):

	Successor			Predecessor
	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2011	January 1, 2011 through January 25, 2011
Interest	$52.1	$52.5	$39.9	$2.7
Income taxes (net of refunds)	$0.9	$7.7	$3.6	$0.3

Cash payments for interest in the Successor year ended December 31, 2011 included $3.9 million of interest on the Senior PIK Notes that accrued from December 15, 2010, the last date that interest was paid through issuance of new Senior PIK Notes.

Non-U.S. cash

Holdings has its bank accounts with a relatively small number of high quality financial institutions. Substantially all of the cash and cash equivalents, including cash balances at non-U.S. subsidiaries, at December 31, 2013 and 2012 were uninsured. Holdings’ non-U.S. subsidiaries had cash balances of $16.2 million and $12.4 million at December 31, 2013 and 2012, respectively.